Other financial assets - Credit rating (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Other financial assets measured at fair value through profit	$ 2,232,775	$ 2,725,871
B
Other financial assets
Financial assets at fair value through profit or loss	1,263,144
BB
Other financial assets
Financial assets at fair value through profit or loss	296,394	1,051,042
F1
Other financial assets
Financial assets at fair value through profit or loss	259,003
P-1
Other financial assets
Financial assets at fair value through profit or loss	150,905
A-2
Other financial assets
Financial assets at fair value through profit or loss	116,738
F2
Other financial assets
Financial assets at fair value through profit or loss	55,606
AAA
Other financial assets
Financial assets at fair value through profit or loss	22,864	40,369
BB+
Other financial assets
Financial assets at fair value through profit or loss	13,921	898,072
A1
Other financial assets
Financial assets at fair value through profit or loss	13,904
BBB
Other financial assets
Financial assets at fair value through profit or loss	302	4,153
Baa3
Other financial assets
Financial assets at fair value through profit or loss	3
Ba1
Other financial assets
Financial assets at fair value through profit or loss		388,743
Ba2
Other financial assets
Financial assets at fair value through profit or loss		16,227
A
Other financial assets
Financial assets at fair value through profit or loss		14,702
A3
Other financial assets
Financial assets at fair value through profit or loss		9,918
F3
Other financial assets
Financial assets at fair value through profit or loss		4,457
F1+
Other financial assets
Financial assets at fair value through profit or loss		29
Others
Other financial assets
Other financial assets measured at fair value through profit	$ 39,991	$ 298,159